Subsequent Event	12 Months Ended
Sep. 30, 2023
Subsequent Event [Abstract]
SUBSEQUENT EVENT

Note 15 SUBSEQUENT EVENT

The Group has not identified any events with a material financial impact on the Group’s consolidated financial statements except for the events listed below.

On January 19, 2024, the Group filed the Second M&AA with the Companies Register of the Cayman Islands. The change from Ordinary Shares to Class A Ordinary Shares will be reflected with the Nasdaq Capital Market and in the marketplace at the open of business on February 1, 2024, whereupon the Class A Ordinary Shares will begin trading. The details of Second M&AA including the following: (i) the increase of the Group’s authorized share capital from US$100,000 divided into 160,000,000 ordinary shares of par value US$0.000625 each, to US$1,000,000 divided into 1,600,000,000 ordinary shares of par value US$0.000625 each (the “Ordinary Shares”); (ii) the re-designation and re-classification of shares of the Group that: (a) the currently issued 9,150,000 Ordinary Shares be and are re-designated and re-classified into Class A ordinary shares of par value US$0.000625 each with 1 vote per share (the “Class A Ordinary Shares”) on a one for one basis, and (b) the remaining authorized but unissued Ordinary Shares be and are re-designated and re-classified into (i) 1,430,850,000 Class A Ordinary Shares on a one for one basis and (ii) 160,000,000 Class B ordinary shares of par value US$0.000625 each with 20 votes per share (the “Class B Ordinary Shares”) on a one for one basis; and (iii) the adoption of the Second Amended and Restated Memorandum and Articles of Association of the Group (the “Second M&AA”).

On February 1, 2024, the Group entered into a letter of intent (the “LOI”) with a group of third parties (“Sellers”) for a proposed acquisition. The Group shall acquire all outstanding share capital of an artificial intelligence (“AI”) based one-stop wealth management related service provider (“Target”) in an aggregate purchase price of US$6.5 million, among which US$3 million to be paid in cash and US$3.5 million to be paid through issuance of 2,121,212 ordinary shares of the Group in the aggregate to the Sellers at the price per share of US$1.65. US$2 million cash as deposit of such acquisition has been paid by the Group by February 15, 2024.

The Group entered into an unsecured loan agreement with a third party on July 12, 2023 for short term cash management in amount of principal and interest $3.8 million as of September 30, 2023. By February 15, 2024, all principal and interest has been paid by borrower under this loan agreement.